Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Life Funds and Shareholders of Growth Equity Fund, Growth &
Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social
Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund,
and Balanced Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real
Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund,
International Equity Fund, Bond Fund, Money Market Fund, and portfolio of investments, of Balanced
Fund, (constituting TIAA-CREF Life Funds, hereafter collectively referred to as the "Funds") as of
December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein
(included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this
Form N-CSR) as of December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by

PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 2600, Baltimore, Maryland 21202
T: (410) 783-7600, F: (410) 783-7680, www.pwc.com/us

correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Baltimore, Maryland
February 20, 2019

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.